Expense Example {- Foreign Smaller Companies Series} - Templeton Institutional Funds-31 - Foreign Smaller Companies Series - Advisor Class	May 01, 2021 USD ($)
Expense Example:
1 year	$ 105
3 years	329
5 years	570
10 years	$ 1,263